Asset Retirement Obligations Asset Retirement Obligations - MEC - Asset Retirement Obligations By Type (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations By Type [Line Items]
Asset Retirement Obligation	$ 532	$ 460	$ 430
Decommissioning Fund Investments, Fair Value	429	424
Quad Cities Unit Nos 1 and 2 [Member]
Asset Retirement Obligations By Type [Line Items]
Asset Retirement Obligation	289	265
Fossil Fuel Plant [Member]
Asset Retirement Obligations By Type [Line Items]
Asset Retirement Obligation	160	132
Wind Generating Facility [Member]
Asset Retirement Obligations By Type [Line Items]
Asset Retirement Obligation	82	60
Other Plant in Service [Member]
Asset Retirement Obligations By Type [Line Items]
Asset Retirement Obligation	1	3
Quad Cities Unit Nos 1 and 2 [Member]
Asset Retirement Obligations By Type [Line Items]
Decommissioning Fund Investments, Fair Value	429	424
Removal Costs [Member]
Asset Retirement Obligations By Type [Line Items]
Regulatory Liabilities	$ 653	$ 642